Condensed consolidated statement of changes in equity - EUR (€)	Total	Share capital [member]	Share premium [member]	Other reserves [member]	Currency translation reserve [member]	Accumulated losses [member]
Beginning balance at Dec. 31, 2023	€ 384,048,403	€ 6,274,833	€ 615,811,986	€ 27,894,796	€ (14,584)	€ (265,918,628)
Net loss	(57,749,829)					(57,749,829)
Issue of share capital	12,609	165,000	(165,000)	12,609
Transaction costs on issue of shares	592,000		592,000
Currency translation reserve	56,739				56,739
Share-based payments	6,288,303			6,288,303
Settlement of share-based payments	(479,500)	41,092	2,808,656	(2,230,060)		(1,099,188)
Ending balance at Jun. 30, 2024	332,768,725	6,480,925	619,047,642	31,965,648	42,155	(324,767,645)
Beginning balance at Dec. 31, 2024	267,760,741	6,525,539	623,641,380	39,711,103	137,726	(402,255,007)
Net loss	(91,821,509)
Currency translation reserve	(389,917)				(389,917)
Share-based payments	9,625,030			9,625,030
Settlement of share-based payments	(838,453)	42,906	5,033,484	(5,046,933)		(867,910)
Ending balance at Jun. 30, 2025	€ 184,335,892	€ 6,568,445	€ 628,674,864	€ 44,289,200	€ (252,191)	€ (494,944,426)